Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Cash flows from (used in) Operating
Net loss	$ (47,237)	$ (31,725)
Adjustments for
Depreciation of property and equipment	390	237
Amortization of intangible assets and other asset	11,652	8,062
Amortization of right-of-use assets	429	449
Share-based compensation for stock option plan and stock appreciation rights	3,872	1,932
Change in fair value of derivative financial assets	217	(212)
Change in fair value of liability related to deferred stock unit plan	(221)	209
Interest on convertible unsecured senior notes and term loan	4,357	3,306
Interest paid on convertible unsecured senior notes and term loan	(4,634)	(3,306)
Interest income	(316)	(195)
Interest received	456	282
Income tax expense	443	63
Income taxes paid	(109)	(19)
Foreign exchange	1,209	890
Gain on repurchase of convertible unsecured senior notes	(357)	0
Accretion expense and amortization of deferred financing costs	2,140	2,358
Cash flows from (used in) operations before changes in working capital	(27,709)	(17,669)
Change in operating assets and liabilities
Trade and other receivables	(1,669)	1,852
Tax credits and grants receivable	126	323
Inventories	8,991	(4,217)
Prepaid expenses and deposits	3,058	(5,569)
Accounts payable and accrued liabilities	(1,100)	5,549
Provisions	3,627	2,226
Deferred revenue	(16)	4
Increase (decrease) in working capital	13,017	168
Total cash used in operating activities	(14,692)	(17,501)
Financing activities
Repurchase of convertible unsecured senior notes	(28,746)
Costs related to repurchase of convertible unsecured senior notes	(73)
Proceeds from issuance of term loan	40,000
Costs related to issuance of term loan	(2,285)
Repayment of other obligations	0	(5,000)
Proceeds from exercise of stock options	21	595
Proceeds from exercise of warrants	0	742
Proceeds from issue of common shares and warrants	2,960	46,002
Share issue costs	(89)	(3,394)
Deferred financing costs	(1,527)	(447)
Payment of lease liability	(605)	(635)
Total cash from financing activities	9,656	37,863
Investing activities
Acquisition of intangible assets	0	(39)
Acquisition of property and equipment	(985)	(127)
Proceeds from sale of bonds and money market funds	9,906	640
Acquisition of bonds and money market funds	(239)	(13,210)
Total cash from (used in) investing activities	8,682	(12,736)
Net change in cash	3,646	7,626
Cash, beginning of year	20,399	12,737
Effect of foreign exchange on cash	(189)	36
Cash, end of year	$ 23,856	$ 20,399